Income tax expense (Tables)	12 Months Ended
Dec. 31, 2020
Income tax expense (benefit) [Abstract]
Income tax expense
Income tax expense (benefit) for the years ended December 31, 2018, 2019 and 2020 are as follows:

		2018	2019	2020
		In millions of won
Current income tax expense
Payment of income tax	￦	378,715	538,223	671,179
Adjustment in respect of prior years due to change in estimate		(195,648)	(176,441)	(63,756)
Current income tax directly recognized in equity		101,528	(53,302)	51,486
Effect of change in accounting policy		1,780	—	—

		286,375	308,480	658,909

Deferred tax expense (benefit)
Generation and realization of temporary differences	￦	(495,658)	(636,984)	(77,985)
Changes of unrecognized tax losses, tax credit and temporary differences for prior periods		(28,509)	(22,469)	(10,471)
Changes in deferred tax on tax losses carryforwards		(572,305)	(582,011)	296,070
Tax credit carryforwards		(16,224)	(71,306)	32,541
Amount due to change in tax rate or regulations		—	1,987	—

		(1,112,696)	(1,310,783)	240,155

Income tax expense (benefit)	￦	(826,321)	(1,002,303)	899,064

Reconciliation between actual income tax expense and amount computed by applying the statutory tax rate

Reconciliation between actual income tax expense (benefit) and amount computed by applying the statutory tax rate to profit (loss) before income taxes for the years ended December 31, 2018, 2019 and 2020 are as follows:

		2018	2019	2020
		In millions of won
Profit (loss) before income tax	￦	(2,000,819)	(3,265,838)	2,991,533

Income tax expense (benefit) computed at applicable tax rate(*1)		(550,225)	(898,105)	822,672
Adjustments
Effect of applying gradual tax rate		(1,408)	10,362	(10,362)
Effect of non-taxable income		(1,705)	(9,990)	(13,593)
Effect of non-deductible expenses		40,151	12,197	46,776
Effect of tax losses that are not recognized as deferred tax asset		2,086	57,490	—
Effects of tax credits and deduction		(39,471)	(76,983)	(63,753)
Recognition (reversal) of unrecognized deferred tax asset, net		(28,509)	(22,469)	(10,471)
Effect of change in deferred tax due to change in tax rate		261	16,848	(17,590)
Deduction of deferred tax assets		—	—	55,682
Deferred tax related to investments in subsidiaries, associates and joint ventures		(52,618)	147,598	102,137
Others, net		765	(62,810)	51,322

		(80,448)	72,243	140,148
Adjustment in respect of prior years due to change in estimate		(195,648)	(176,440)	(63,756)

Income tax expense (benefit)	￦	(826,321)	(1,002,302)	899,064

Effective tax rate		( *2)	( *2)	30.05%

(*1)	Applicable tax rate is 27.5% as of December 31, 2018, 2019 and 2020.

(*2)	The effective tax rate for the year ended December 31, 2018 and 2019 is not calculated due to income tax benefit.

Income tax directly adjusted to shareholders' equity (except for accumulated other comprehensive income (loss))
Income tax directly adjusted to equity (except for accumulated other comprehensive income (loss)) for the years ended December 31, 2018, 2019 and 2020 are as follows:

		2018	2019	2020
		In millions of won
Dividends of hybrid bond	￦	4,273	3,432	4,273

Income tax recognized as other comprehensive income (loss)
Income tax recognized as other comprehensive income (loss) for the years ended December 31, 2018, 2019 and 2020 are as follows:

		2018	2019	2020
		In millions of won
Income tax recognized as other comprehensive income (loss)
Gain (loss) on valuation of financial assets at fair value through other comprehensive income	￦	35,798	(4,217)	19,447
Net change in the unrealized fair value of derivatives using cash flow hedge accounting		6,639	(15,642)	(47,231)
Remeasurement of defined benefit liability		53,703	(40,235)	14,972
Investments in associates		6,592	4,275	35,714
Others		(5,477)	(914)	24,311

	￦	97,255	(56,733)	47,213

Changes in deferred income tax assets (liabilities)
Changes in deferred tax assets (liabilities) recognized in the consolidated statements of financial position for the years ended December 31, 2019 and 2020 are as follow:

		2019
		Beginning balance	Amounts recognized in profit or loss	Amount recognized in other comprehensive income (loss)	Amounts recognized directly in equity	Others (*)	Ending balance
		In millions of won
Deferred tax on temporary differences
Employee benefits	￦	594,541	94,541	(40,235)	—	—	648,847
Cash flow hedge		39,461	(23,977)	(15,642)	(841)	—	(999)
Investments in associates and subsidiaries		(8,666,871)	(3,131)	4,275	—	—	(8,665,727)
Property, plant and equipment		(6,522,778)	(592,440)	—	—	—	(7,115,218)
Finance lease	￦	(453,074)	292,631	—	—	—	(160,443)
Intangible assets		6,055	(20,232)	—	—	(41,729)	(55,906)
Financial assets at fair value through profit or loss		19	322	—	—	—	341
Financial assets at fair value through other comprehensive income		25,576	(3,114)	(4,217)	—	—	18,245
Deferred revenue		219,742	(6,739)	—	—	—	213,003
Provisions		4,800,946	655,973	—	—	—	5,456,919
Doubtful receivables		59	—	—	—	—	59
Other financial liabilities		39,493	(4,402)	—	4,273	—	39,364
Gains or losses on foreign exchange translation		27,080	30,881	—	—	—	57,961
Allowance for doubtful accounts		58,756	(1,149)	—	—	—	57,607
Accrued income		(2,914)	(1,462)	—	—	—	(4,376)
Special deduction for property, plant and equipment		(211,746)	(3,627)	—	—	—	(215,373)
Others		1,053,146	290,484	(914)	—	—	1,342,716

		(8,992,509)	704,559	(56,733)	3,432	(41,729)	(8,382,980)

Deferred tax on unused tax losses and tax credit
Unused tax losses		554,457	557,356	—	—	—	1,111,813
Excess of donation limit		17,848	18,847	—	—	—	36,695
Tax credit		36,656	70,870	—	—	—	107,526

		608,961	647,073	—	—	—	1,256,034

	￦	(8,383,548)	1,351,632	(56,733)	3,432	(41,729)	(7,126,946)

(*)	‘Others’ include amount changed due to business combination. (see Note 51)

		2020
		Beginning balance	Amounts recognized in profit or loss	Amount recognized in other comprehensive income (loss)	Amounts recognized directly in equity	Ending balance
		In millions of won
Deferred tax on temporary differences
Employee benefits	￦	648,847	14,566	26,374	—	689,787
Cash flow hedge		(999)	63,817	(47,231)	—	15,587
Investments in associates and subsidiaries		(8,665,727)	(38,002)	35,714	—	(8,668,015)
Property, plant and equipment		(7,115,218)	(598,231)	—	—	(7,713,449)
Finance lease		(160,443)	(50,977)	—	—	(211,420)
Intangible assets		(55,906)	24,740	—	—	(31,166)
Financial assets at fair value through profit or loss		341	(328)	—	—	13
Financial assets at fair value through other comprehensive income		18,245	258	19,447	—	37,950
Deferred revenue		213,003	(13,302)	—	—	199,701
Provisions		5,456,919	459,884	—	—	5,916,803
Doubtful receivables		59	(59)	—	—	—
Other financial liabilities		39,364	(13,238)	—	4,273	30,399
Gains or losses on foreign exchange translation		57,961	(69,596)	—	—	(11,635)
Allowance for doubtful accounts		57,607	(1,478)	—	—	56,129
Accrued income		(4,376)	13,320	—	—	8,944
Special deduction for property, plant and equipment		(215,373)	(10,978)	—	—	(226,351)
Others		1,342,716	150,326	12,909	—	1,505,951

		(8,382,980)	(69,278)	47,213	4,273	(8,400,772)

Deferred tax on unused tax losses and tax credit
Unused tax losses		1,111,813	(218,739)	—	—	893,074
Excess of donation limit		36,695	(1,514)	—	—	35,181
Tax credit		107,526	(2,110)	—	—	105,416

		1,256,034	(222,363)	—	—	1,033,671

	￦	(7,126,946)	(291,641)	47,213	4,273	(7,367,101)

Deferred income tax assets (liabilities)
Deferred tax assets (liabilities) recognized in the consolidated statements of financial position as of December 31, 2019 and 2020 are as follows:

		2019	2020
		In millions of won
Deferred tax assets	￦	1,437,829	1,733,146
Deferred tax liabilities		(8,564,775)	(9,100,247)

	￦	(7,126,946)	(7,367,101)

Details of deductible temporary differences, tax losses and unused tax credits for which no deferred income tax assets were recognized
Details of deductible temporary differences, tax losses and unused tax credits for which no deferred tax assets were recognized as of December 31, 2019 and 2020 are as follows:

		2019	2020
		In millions of won
Deductible temporary differences	￦	541,449	1,405,621